Game Your Game Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition - Game Your Game [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Game Your Game Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition [Line Items]
Cash and cash equivalents	$ 1,851
Accounts receivable	36
Inventory	144
Other current assets	37
Property and equipment	105
Other assets	4
Goodwill	459
Total assets acquired	6,935
Liabilities assumed:
Accounts payable	957
Accrued expenses and other liabilities	436
Total liabilities assumed	1,393
Estimated fair value of net assets acquired:	5,542
Less: Non Controlling Interest	(2,472)
Estimated fair value of net assets acquired attributable to the Company	3,070
Tradename [Member]
Game Your Game Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition [Line Items]
Other	628
Proprietary technology [Member]
Game Your Game Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition [Line Items]
Other	2,824
Customer relationship [Member]
Game Your Game Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition [Line Items]
Other	$ 847